Rmb-Denominated Us$-Settled Senior Notes (Tables)	12 Months Ended
Dec. 31, 2013
Senior Notes

The Senior Notes consisted of the following as of December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013
Principal	259,581	267,611
Less: debt discount, net (1)	(68)	(10)

Net carrying amount	259,513	267,601

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.